Restriction on Cash and Due From Banks	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]

Note 2:      Restriction on Cash and Due From Banks

State Bank is required to maintain reserve funds in cash and/or on deposit with the Federal Reserve Bank. The reserve required at December 31, 2011, was $1,492,000.